ACQUISITION OF TOWER CONSTRUCTION & TECHNICAL SERVICES, INC.	12 Months Ended
Dec. 31, 2018
Disclosure of acquisition of tower construction & technical services, inc. [Abstract]
ACQUISITION OF TOWER CONSTRUCTION & TECHNICAL SERVICES, INC.

5.	ACQUISITION OF TOWER CONSTRUCTION & TECHNICAL SERVICES, INC.

On October 18, 2017, the Company entered into an Escrow Agreement with the shareholders of Tower Construction & Technical Services, Inc. (“TCTS”) to acquire 70% ownership interest in TCTS.

To obtain the 70% ownership interest, the Company is committed to operate the business and manage its financial affairs. No cash consideration or equity instruments were issued on this acquisition.

The Company determined that the acquisition of TCTS constituted a business combination as it has inputs, processes and outputs. As such, the Company has applied the acquisition method of accounting.

The following table presents assets acquired and liabilities assumed based on their estimated fair values, which is the same as the carrying values, at the date of acquisition:

$
Liabilities assumed:
Bank indebtedness	(52,042)
Accounts payable	(5,201)
Due to related parties	(127,655)

Net liabilities of TCTS	(184,898)
Net assets attributed to non-controlling interest	-

Net liabilities assumed	(184,898)

The excess of net liabilities over consideration paid was written off to loss on investments as the future profitability of TCTS is uncertain.